Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Rule One Fund - Founders Class Shares
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rule One Fund - Founders Class Shares for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ruleonefund.com. You can also request this information by contacting us at (833) 785‑3663.
Additional Information Phone Number	(833) 785‑3663
Additional Information Website	ruleonefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund Founders Class	$201	2.00%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Rule One Fund – Founders Class Shares (the “Fund”) returned 1.06% after fees for the period from January 1, 2025, through December 31, 2025, compared to a 14.92% return for the Dow Jones Industrial Average Total Return Index and 17.88% for the S&P 500® Index. While the lack of price appreciation in the Fund’s highest-conviction holdings during 2025 detracted from returns in the short term, we continue to believe the portfolio businesses are fundamentally strong and materially undervalued. Additionally, we held over 40% of the fund in short-term Treasury bills, earning $3.95 million, a 4.0% return. We sold short-duration options using these T-bills as collateral yielding $5.9 million, a 23.2% return on allocated capital. While this structure contributed to lower absolute returns in a strong equity market, it resulted in substantially reduced volatility and market sensitivity, consistent with the Fund’s long-term risk management objectives.

What Factors Influenced Performance?

Consistent with the Fund’s concentrated investment approach, short-term performance was influenced by the behavior of our limited number of portfolio holdings. We accept this volatility as a trade-off for pursuing long-term returns that we believe can exceed those of more broadly diversified portfolios over a full market cycle. The Fund remained positioned defensively, with substantial liquidity, downside hedges, and flexibility to redeploy capital during periods of market stress.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $20,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	Since Inception
Rule One Fund Founders Class	1.06%	7.94%	7.90%
S&P 500® Index	17.88%	14.42%	16.72%
Dow Jones Industrial Average Total Return Index	14.92%	11.58%	12.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit Ruleonefund.com.
Net Assets	$ 229,104,444
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 3,910,415
Investment Company, Portfolio Turnover	50.99%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$229,104,444
Number of Holdings	33
Total Net Advisory Fee	$3,910,415
Portfolio Turnover Rate	50.99%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Common Stocks	43.53%
Money Market Fund	45.85%
Options Purchased	5.95%
Options Written	-1.28%